Share-based payments - Rollforward (Details)	1 Months Ended												12 Months Ended
	Dec. 31, 2023 EquityInstruments $ / shares	Oct. 31, 2023 EquityInstruments	Jul. 31, 2023 EquityInstruments	Apr. 30, 2023 EquityInstruments	Dec. 31, 2022 EquityInstruments $ / shares	Oct. 31, 2022 EquityInstruments	Jul. 31, 2022 EquityInstruments	Apr. 30, 2022 EquityInstruments	Dec. 31, 2021 EquityInstruments $ / shares	Oct. 31, 2021 EquityInstruments	Jul. 31, 2021 EquityInstruments	Apr. 30, 2021 EquityInstruments	Dec. 31, 2023 EquityInstruments $ / shares	Dec. 31, 2022 EquityInstruments $ / shares	Dec. 31, 2021 EquityInstruments $ / shares
Number of stock options
Total options at beginning of year | EquityInstruments													5,511,767	5,619,113	5,365,743
Number of options granted | EquityInstruments	79,305	74,529	629,121	61,056	508,132	100,118	311,311	102,081	389,588	144,824	280,339	67,833	844,011	1,021,642	882,584
Exercised | EquityInstruments													(1,137,439)	(1,025,780)	(503,282)
Forfeited | EquityInstruments													(99,390)	(103,208)	(125,932)
Total options at end of year | EquityInstruments	5,118,949				5,511,767				5,619,113				5,118,949	5,511,767	5,619,113
Exercisable | EquityInstruments	3,030,486				3,983,960				3,613,371				3,030,486	3,983,960	3,613,371
Weighted average exercise price
Beginning balance													$ 205.02	$ 164.33	$ 142.87
Granted													395.92	375.58	314.99
Exercised													142.31	92.62	64.72
Forfeited													356.57	273.93	234.98
Ending balance	$ 255.41				$ 205.02				$ 164.33				255.41	205.02	164.33
Exercisable	$ 179.22				$ 148.11				$ 106.53				179.22	148.11	106.53
Weighted average share price													$ 456.8	$ 336.5	$ 305.9
Weighted average remaining contractual life													5 years 10 months 24 days	6 years 2 months 12 days	6 years 3 months 18 days